16 Property, plant and equipment (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	R$ 14,652	R$ 4,655	R$ 3,725
Additions	2,788	1,997	1,187
Remeasurement	621	138	52
Purchase Partnership		8,497
Write-offs	(833)	(362)	(74)
Depreciation	(1,262)	(457)	(329)
Transfers and others	(91)	44	94
Currency translation adjustment	1,970	140
Corporate restructuring	135
Discontinued operation	(10,504)
Property and equipment, ending	7,476	14,652	4,655
Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3,495	1,060	912
Additions	1,240	685	210
Remeasurement	621	138	52
Purchase Partnership		1,755
Write-offs	(589)	(28)	(13)
Depreciation	(516)	(145)	(101)
Transfers and others	5	(4)
Currency translation adjustment	412	34
Corporate restructuring	(4)
Discontinued operation	(2,235)
Property and equipment, ending	2,429	3,495	1,060
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	2,766	348	261
Additions	61	76	45
Remeasurement
Purchase Partnership		2,277
Write-offs	(32)
Depreciation
Transfers and others	(70)	25	42
Currency translation adjustment	541	40
Corporate restructuring	146
Discontinued operation	(2,931)
Property and equipment, ending	481	2,766	348
Land [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3
Additions
Remeasurement
Purchase Partnership		3
Write-offs
Depreciation
Transfers and others
Currency translation adjustment
Corporate restructuring
Discontinued operation	(3)
Property and equipment, ending		3
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3,829	583	437
Additions	78	231	170
Remeasurement
Purchase Partnership		2,935
Write-offs	(85)		(3)
Depreciation	(121)	(25)	(13)
Transfers and others	(139)	56	(8)
Currency translation adjustment	704	49
Corporate restructuring
Discontinued operation	(3,657)
Property and equipment, ending	609	3,829	583
Buildings [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3,449	1,053	901
Additions	1,217	670	210
Remeasurement	628	138	52
Purchase Partnership		1,727
Write-offs	(588)	(28)	(13)
Depreciation	(501)	(140)	(97)
Transfers and others	2	(3)
Currency translation adjustment	403	32
Corporate restructuring	(4)
Discontinued operation	(2,183)
Property and equipment, ending	2,423	3,449	1,053
Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	2,207	1,733	1,346
Additions	694	553	421
Remeasurement
Purchase Partnership		334
Write-offs	(71)	(302)	(30)
Depreciation	(189)	(123)	(95)
Transfers and others	293	12	91
Currency translation adjustment	70
Corporate restructuring	(4)
Discontinued operation	(402)
Property and equipment, ending	2,598	2,207	1,733
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,242	416	351
Additions	227	232	142
Remeasurement
Purchase Partnership		672
Write-offs	(28)	(20)	(8)
Depreciation	(260)	(93)	(69)
Transfers and others	84	25
Currency translation adjustment	151	10
Corporate restructuring	(1)
Discontinued operation	(780)
Property and equipment, ending	635	1,242	416
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	330	221	178
Additions	58	66	57
Remeasurement
Purchase Partnership		64
Write-offs	(6)	(1)	(3)
Depreciation	(32)	(20)	(15)
Transfers and others	(16)	2	4
Currency translation adjustment	8	(2)
Corporate restructuring
Discontinued operation	(73)
Property and equipment, ending	269	330	221
Furniture and appliances [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	601	226	169
Additions	78	81	79
Remeasurement
Purchase Partnership		300
Write-offs	(15)	(8)	(5)
Depreciation	(128)	(40)	(26)
Transfers and others	58	36	9
Currency translation adjustment	66	6
Corporate restructuring
Discontinued operation	(320)
Property and equipment, ending	340	601	226
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	140	39	43
Additions	344	69	52
Remeasurement
Purchase Partnership		154
Write-offs	(7)	(3)	(12)
Depreciation
Transfers and others	(318)	(122)	(44)
Currency translation adjustment	18	3
Corporate restructuring
Discontinued operation	(99)
Property and equipment, ending	78	140	39
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	42	29	28
Additions	8	4	11
Remeasurement
Purchase Partnership		6
Write-offs
Depreciation	(16)	(11)	(10)
Transfers and others	12	14
Currency translation adjustment
Corporate restructuring	(2)
Discontinued operation	(7)
Property and equipment, ending	37	42	29
Total Property and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	11,157	3,595	2,813
Additions	1,548	1,312	977
Remeasurement
Purchase Partnership		6,742
Write-offs	(244)	(334)	(61)
Depreciation	(746)	(312)	(228)
Transfers and others	(96)	48	94
Currency translation adjustment	1,558	106
Corporate restructuring	139
Discontinued operation	(8,269)
Property and equipment, ending	5,047	11,157	3,595
Equipment [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	43	7	11
Additions	23	15
Remeasurement	(7)
Purchase Partnership		25
Write-offs	(1)
Depreciation	(15)	(5)	(4)
Transfers and others	3	(1)
Currency translation adjustment	9	2
Corporate restructuring
Discontinued operation	(49)
Property and equipment, ending	R$ 6	R$ 43	R$ 7